Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Staff costs:
Staff costs	£ 2,043	£ 2,405
Premises and equipment	221	357
Other expenses:
Other expenses	1,015	1,006
Total administrative expenses, premises and equipment and other expenses	3,279	3,768
Depreciation and amortisation	1,272	1,183
Total operating expenses, excluding regulatory provisions	4,551	4,951
Regulatory provisions (note ):
Regulatory provisions	118	778
Total operating expenses	4,669	5,766
Payment protection insurance provision
Regulatory provisions (note ):
Payment protection insurance provision		546
Other regulatory provisions
Regulatory provisions (note ):
Other regulatory provisions	118	232
Continuing operations
Regulatory provisions (note ):
Total operating expenses	£ 4,669	£ 5,729